Prepaid Expenses and Other Current Assets	3 Months Ended
Mar. 31, 2022
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid Expenses and Other Current Assets
Note 4 –Prepaid Expenses and Other Current Assets
The Company’s prepaid expenses and other current assets consists of the following (in thousands):

	March 31, 2022	December 31, 2021
Inventory deposits	$32,400	$18,628
Tariff reimbursement receivable	11,750	—
Prepaid expenses and other current assets	13,902	15,150

Total prepaid expenses and other current assets	$58,052	$33,778